Financial instruments and fair values (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,590.0	$ 1,340.6
Financial liabilities	1,112.5	912.7
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	3.3	10.4
Carrying value | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.8	0.0
Carrying value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	13.7
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6.0	23.1
Carrying value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Carrying value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	395.7	370.0
Carrying value | Put option liability included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	32.1	0.0
Carrying value | Contingent consideration included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	16.8	0.0
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	9.5
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	20.4
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	3.3	10.4
Fair value | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.8	0.0
Fair value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	13.7
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6.0	23.1
Fair value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities		0.0
Fair value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	433.1	386.9
Fair value | Put option liability included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities		0.0
Fair value | Contingent consideration included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	16.8	0.0
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	9.5
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	20.4
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Put option liability included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Contingent consideration included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	3.3	10.4
Level 2 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	13.7
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6.0	23.1
Level 2 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	395.7	370.0
Level 2 | Put option liability included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Contingent consideration included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	9.5
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	12.4	20.4
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.8	0.0
Level 3 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Put option liability included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	32.1	0.0
Level 3 | Contingent consideration included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	16.8	0.0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0